MAINSTAY GROUP OF FUNDS

MainStay MacKay California Tax Free Opportunities Fund
MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund
(each a “Fund” and collectively the “Funds”)

Supplement dated June 10, 2022 (“Supplement”) to the

MainStay Fixed Income and Mixed Asset Funds Summary Prospectuses and Prospectus,

each dated February 28, 2022, as supplemented,

and

Statement of Additional Information, dated February 28, 2022, as supplemented and amended (“SAI”)

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI. The information in this Supplement supersedes any conflicting information in the Summary Prospectus, Prospectuses and SAI.

The following changes are effective August 10, 2022:

1.	Fees and Expenses of the Funds and Examples. Each Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a reduction in the Maximum Sales Charge imposed on purchases of Class A and Investor Class shares:

MainStay MacKay California Tax Free Opportunities Fund

	Class A	Investor Class	Class C	Class C2	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.65%	None	None
Other Expenses	0.05%	0.07%	0.07%	0.07%	0.05%	0.03%
Total Annual Fund Operating Expenses	0.75%	0.77%	1.02%	1.17%	0.50%	0.48%

1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion.

MS16bq-06/22

Expenses After	Class A	Investor Class	Class C		Class C2		Class I	Class R6
			Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$374	$327	$104	$204	$119	$219	$51	$49
3 Years	$532	$490	$325	$325	$372	$372	$160	$154
5 Years	$704	$667	$563	$563	$644	$644	$280	$269
10 Years	$1,202	$1,180	$1,177	$1,177	$1,309	$1,309	$628	$604

MainStay MacKay High Yield Municipal Bond Fund

	Class A	Investor Class	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses	0.08%	0.10%	0.10%	0.08%	0.03%
Total Annual Fund Operating Expenses	0.85%	0.87%	1.62%	0.60%	0.55%

1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.55% on assets up to $1 billion; 0.54% on assets from $1 billion to $3 billion; 0.53% on assets from $3 billion to $5 billion; 0.52% on assets from $5 billion to $7 billion; 0.51% on assets from $7 billion to $9 billion; 0.50% on assets from $9 billion to $11 billion; 0.49% on assets from $11 billion to $13 billion; and 0.48% on assets over $13 billion.

Expenses After	Class A	Investor Class	Class C		Class I	Class R6
			Assuming no redemption	Assuming redemption at end of period
1 Year	$384	$337	$165	$265	$61	$56
3 Years	$563	$521	$511	$511	$192	$176
5 Years	$757	$720	$881	$881	$335	$307
10 Years	$1,318	$1,296	$1,721	$1,721	$750	$689

MainStay MacKay New York Tax Free Opportunities Fund

	Class A	Investor Class	Class C	Class C2	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	1.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.65%	None	None
Other Expenses	0.05%	0.07%	0.07%	0.07%	0.05%	0.03%
Total Annual Fund Operating Expenses	0.75%	0.77%	1.02%	1.17%	0.50%	0.48%

1.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.45% on assets up to $1 billion; 0.43% on assets from $1 billion to $3 billion; and 0.42% on assets over $3 billion.

Expenses After	Class A	Investor Class	Class C		Class C2		Class I	Class R6
			Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$374	$327	$104	$204	$119	$219	$51	$49
3 Years	$532	$490	$325	$325	$372	$372	$160	$154
5 Years	$704	$667	$563	$563	$644	$644	$280	$269
10 Years	$1,202	$1,180	$1,177	$1,177	$1,309	$1,309	$628	$604

MainStay MacKay Tax Free Bond Fund

	Class A	Investor Class	Class B1	Class C	Class C2	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.50%	0.50%	0.65%	None	None
Other Expenses	0.07%	0.10%	0.10%	0.10%	0.10%	0.07%	0.02%
Total Annual Fund Operating Expenses	0.73%	0.76%	1.01%	1.01%	1.16%	0.48%	0.43%

1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	The management fee is as follows: 0.45% on assets up to $500 million; 0.425% on assets from $500 million to $1 billion; 0.40% on assets from $1 billion to $5 billion; 0.39% on assets from $5 billion to $7 billion; 0.38% on assets from $7 billion to $9 billion; and 0.37% on assets over $9 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.

Expenses After	Class A	Investor Class	Class B		Class C		Class C2		Class I	Class R6
			Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$372	$326	$103	$603	$103	$203	$118	$218	$49	$44
3 Years	$526	$487	$322	$622	$322	$322	$368	$368	$154	$138
5 Years	$694	$662	$558	$758	$558	$558	$638	$638	$269	$241
10 Years	$1,179	$1,169	$1,166	$1,166	$1,166	$1,166	$1,297	$1,297	$604	$542

MainStay MacKay U.S. Infrastructure Bond Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses	0.21%	0.58%	0.58%	0.58%	0.21%	0.06%
Total Annual Fund Operating Expenses	0.96%	1.33%	2.08%	2.08%	0.71%	0.56%
Waivers / Reimbursements[4,5]	(0.11)%	(0.16)%	(0.16)%	(0.16)%	(0.11)%	(0.03)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4,5]	0.85%	1.17%	1.92%	1.92%	0.60%	0.53%

1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	The management fee is as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.

4.	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class A, 0.85% and Class R6, 0.53%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement to Investor Class, Class B, Class C and Class I shares. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

5.	New York Life Investments has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expenses After	Class A	Investor Class	Class B		Class C		Class I	Class R6
			Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$384	$366	$195	$695	$195	$295	$61	$54
3 Years	$586	$646	$636	$936	$636	$636	$216	$176
5 Years	$805	$946	$1,104	$1,304	$1,104	$1,104	$384	$310
10 Years	$1,433	$1,798	$2,206	$2,206	$2,206	$2,206	$872	$699

2.	In the section of the Prospectus entitled “Shareholder Guide,” the subsection entitled “Information on Sales Charges: Investor Class Shares, Class A and Class A2 Shares,” the information describing the sales charges for Class A shares and Investor Class shares for each Fund is deleted in its entirety and replaced with the following:

Class A Shares

	Sales charges as a percentage of1
Purchase Amount	Offering Price	Net Investment	Typical dealer concession as a % of offering price
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

	Sales charges as a percentage of1
Purchase Amount	Offering Price	Net Investment	Typical dealer concession as a % of offering price
Less than $100,000	2.50%	2.56%	2.25%
$100,000 to $249,999	1.50%	1.52%	1.25%
$250,000 or more[2]	None	None	None

1. The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.

2. No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

3.	In the section of the SAI entitled “Alternative Sales Arrangements,” the information describing the sales charges for Class A shares and Investor Class shares for each Fund is deleted in its entirety and replaced with the following:

Class A Shares

Funds with a maximum sales charge of 3.00%	Sales charge as a % of NAV
MainStay MacKay California Tax Free Opportunities Fund	3.07%
MainStay MacKay High Yield Municipal Bond Fund	3.08%
MainStay MacKay New York Tax Free Opportunities Fund	3.09%
MainStay MacKay Tax Free Bond Fund	3.10%
MainStay MacKay U.S. Infrastructure Bond Fund	3.13%

Investor Class Shares

Funds with a maximum sales charge of 2.50%	Sales charge as a % of NAV
MainStay MacKay California Tax Free Opportunities Fund	2.56%
MainStay MacKay High Yield Municipal Bond Fund	2.60%
MainStay MacKay New York Tax Free Opportunities Fund	2.56%
MainStay MacKay Tax Free Bond Fund	2.54%
MainStay MacKay U.S. Infrastructure Bond Fund	2.62%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.